Risk Management - Debt Securities and Private Placements Portfolio by Sector and Industry (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Carrying value	$ 265,896	$ 260,289
% of total	100.00%	100.00%
Government and agency
Disclosure of credit risk exposure [line items]
Carrying value	$ 87,734	$ 88,376
% of total	34.00%	34.00%
Utilities
Disclosure of credit risk exposure [line items]
Carrying value	$ 45,795	$ 45,812
% of total	17.00%	18.00%
Financial
Disclosure of credit risk exposure [line items]
Carrying value	$ 39,342	$ 38,656
% of total	15.00%	15.00%
Consumer
Disclosure of credit risk exposure [line items]
Carrying value	$ 34,815	$ 31,529
% of total	13.00%	12.00%
Energy
Disclosure of credit risk exposure [line items]
Carrying value	$ 16,932	$ 15,840
% of total	6.00%	6.00%
Industrial
Disclosure of credit risk exposure [line items]
Carrying value	$ 24,840	$ 24,233
% of total	9.00%	9.00%
Other
Disclosure of credit risk exposure [line items]
Carrying value	$ 16,438	$ 15,843
% of total	6.00%	6.00%